Intangible Assets Subject to Amortization (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	¥ 107,179	¥ 105,503
Accumulated Amortization	55,670	57,582
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	32,603	37,314
Accumulated Amortization	11,816	16,454
Software
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	37,838	35,522
Accumulated Amortization	27,041	24,764
Unpatented Technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	5,600	3,266
Accumulated Amortization	708	323
Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	31,138	29,401
Accumulated Amortization	¥ 16,105	¥ 16,041